Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2025
Share-based compensation
Schedule of effect of share-based compensation on profit or loss

	2025	2024	2023
Research and development	970	2,089	30,190
General and administration	69,850	173,194	250,010
Total share-based compensation for continuing operations	70,820	175,283	280,200

	2025	2024	2023
Research and development	—	113,709	540,470
General and administration	—	213,972	973,797
Total share-based compensation for discontinued operations	—	327,681	1,514,267

Employee share option plans (ESOP)
Share-based compensation
Schedule of share options granted

During the year 2023, the Group granted the following options with vesting over 4 years and a 10-year exercise period at the grant date as described in the table below. Grant conditions relating to the strike price have been amended during the year ended December 31, 2023.

			Number of share	Number of
			options granted	share	Number of
			for continuing	options repriced	options exercised
	Strike price at	Expiry date at	and discontinued	to CHF 0.043 on	under
	grant date	grant date	operations	November 27 2023	the DSPPP
January 1, 2023	0.101	Dec. 31, 2032	436,677	—	—
May 12, 2023	0.13	May 11, 2033	12,736,209	12,736,209	12,527,235
July 1, 2023	0.106	June 30, 2033	147,695	—	—
Total 2023			13,320,581	12,736,209	12,527,235

Schedule of movements in number of options outstanding

	Average		Average		Average
	strike price		strike price		strike price
	(CHF)	2025	(CHF)	2024	(CHF)	2023
At January 1	0.10	8,006,791	0.32	1,570,346	0.55	777,000
Exercised under the DSPPP	—	—	—	—	0.043	(12,527,235)
Granted	—	—	0.05	6,439,124	0.13	13,320,581
Forfeited	1.20	(50,027)	0.05	(2,679)	—	—
At December 31	0.09	7,956,764	0.10	8,006,791	0.32	1,570,346

Schedule of outstanding share options

At December 31, 2025	Range of strike prices (CHF)
Expiry date	0.043 to 0.106	0.13	0.14 to 0.99	1.00 to 3.00	Total
2027	—	18,885	11,385	45,011	75,281
2028	—	59,530	26,085	5,292	90,907
2029	—	—	—	110,500	110,500
2030	—	10,000	—	44,854	54,854
2031	—	30,000	—	83,888	113,888
2032	436,677	192,928	108,955	—	738,560
2033	356,669	—	—	—	356,669
2034	6,416,105	—	—	—	6,416,105
Total	7,209,451	311,343	146,425	289,545	7,956,764

At December 31, 2024	Range of strike prices (CHF)
Expiry date	0.043 to 0.106	0.13	0.14 to 0.99	1.00 to 3.00	Total
2025	—	—	25,000	4,687	29,687
2027	—	56,655	11,385	7,241	75,281
2028	—	59,530	26,085	5,292	90,907
2029	—	—	—	110,500	110,500
2030	—	10,000	—	44,854	54,854
2031	—	40,000	—	73,888	113,888
2032	436,677	192,928	108,955	—	738,560
2033	356,669	—	—	—	356,669
2034	6,436,445	—	—	—	6,436,445
Total	7,229,791	359,113	171,425	246,462	8,006,791

Schedule of inputs to option pricing model

	2024	2023
Weighted average share price per share at the grant date	CHF 0.057	CHF 0.14
Weighted average strike price per share	CHF 0.050	CHF 0.13
Weighted average volatility (1)	64.62%	58.16%
Weighted average expected option life (years)	6.25	6.25
Dividend yield	—	—
Weighted average annual risk-free rate	0.84%	0.86%

(1)The expected volatility is based on historical share prices of the company

Deferred Strike Price Payment Plan (DSPPP)
Share-based compensation
Schedule of movements in number of options outstanding

	Average		Average		Average
	deferred strike		deferred strike		deferred strike
	price payment		price payment		price payment
	(CHF)	2025	(CHF)	2024	(CHF)	2023
At January 1	0.09	29,950,268	0.09	29,958,807	0.13	17,438,883
Forfeited	0.07	(45,578)	0.09	(8,539)	0.13	(7,311)
Granted - exercise of ESOP & ESC	—	—	—	—	0.043	12,527,235
At December 31	0.09	29,904,690	0.09	29,950,268	0.09	29,958,807

Schedule of outstanding share options

At December 31, 2025	Range of strike prices (CHF)
Expiry date	0.043	0.13	Total
2033	—	17,412,752	17,412,752
2034	12,491,938	—	12,491,938
Total	12,491,938	17,412,752	29,904,690

At December 31, 2024	Range of strike prices (CHF)
Expiry date	0.043	0.13	Total
2032	—	17,427,207	17,427,207
2033	12,523,061	—	12,523,061
Total	12,523,061	17,427,207	29,950,268